Transition to IFRS (Tables)	12 Months Ended
Mar. 31, 2022
Statement Of Ifrs Compliance Text Block Abstract
Schedule of reconciliation of equity
Accounts under GAAP	GAAP	Reclassifications	Differences in recognition and measurement	IFRS	Notes	Accounts under IFRS
ASSETS
Current assets						Current assets
Short-term investments	5,587,984	(5,587,984)
Short-term investments – related party	3,378,706	(3,378,706)
		8,966,690		8,966,690		Loan receivables
Non-current assets						Non-current assets
Right of use assets	63,343		(2,399)	60,944		Right of use assets
Current liabilities						Current liabilities
Accounts payable	14,337	(14,337)
Accrued liabilities and other current liabilities	313,363	(313,363)
Related party payable	403,690	(403,690)
		731,390		731,390		Accounts and other payables
Right of use liabilities	63,343		183	63,526		Lease liabilities
Stockholders’ Equity						Stockholders’ Equity
Accumulated Deficit	(753,022)		(2,582)	(755,604)		Accumulated Deficit

Accounts under GAAP	GAAP	Reclassifications	Differences in recognition and measurement	IFRS	Accounts under IFRS
ASSETS
Current assets					Current assets
Short-term investments	5,073,548	(5,073,548)
Short-term investments – related party	3,959,831	(3,959,831)
		9,033,379		9,033,379	Loan receivables
Non-current assets					Non-current assets
Right of use assets	49,104		(2,806)	46,298	Right of use assets
Current liabilities					Current liabilities
Accounts payable	22,144	(22,144)
Accrued liabilities and other current liabilities	334,996	(334,996)
Related party payable	688,371	(688,371)
		1,045,511		1,045,511	Accounts and other payables
Right of use liabilities	29,739		(1,423)	28,316	Lease liabilities
Right of use liabilities – non-current portion	9,913		(76)	9,837	Lease liabilities – non-current portion
Stockholders’ Equity					Stockholders’ Equity
Accumulated Deficit	(5,901,107)		(1,307)	(5,902,414)	Accumulated Deficit

Schedule of reconciliation of comprehensive loss
	March 31, 2020	Differences in recognition and measurement	IFRS	Accounts under IFRS
Selling, general and administrative	2,130,282	(40)	2,130,242	General and administrative

Interest expense	3	2,622	2,625	Finance costs
Other comprehensive income (loss):				Other comprehensive income (loss):
Foreign currency translation income (loss)	(482,466)	-	(482,466)	Foreign currency translation income (loss)

	March 31, 2021	Reclassification	Differences in recognition and measurement	IFRS	Accounts under IFRS
Operating expenses					Operating expenses
Selling, general and administrative	4,160,716	(4,160,716)			Selling, general and administrative expenses
		3,343,935		3,343,935	Selling and promotion
		816,781	(7,403)	809,378	General and administrative
Interest expense	1,606,887		6,127	1,613,014	Finance costs